SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Allowance for Credit Losses Related to Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 82	$ 58
Credit losses expenses during the year	91	56
Customer write-offs or collections during the year	(16)	(27)
Exchange rate	24	(5)
Balance at the end of the year	$ 181	$ 82